SUPPLEMENTAL DISCLOSURES TO CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$ 879	$ 307
Cash paid for interest	23,316	27,907
Non-cash transactions:
Stock received in the sale of business	$ 4,731	$ 4,611